UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-04065
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                  1999
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:               96
                                                 -------------------
Form 13F Information Table Value Total:            $108,119
                                                 -------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock CA Insured 2008      CU               09247g108     1056    68400 SH       SOLE                    68400
Blackrock 2000 Target Term Tru CI               092476100     3605   374550 SH       SOLE                   374550
Blackrock 2001 Term Trust      CI               092477108     3559   395500 SH       SOLE                   395500
Blackrock 2002 Strategic Term  CI               09247p108     3954   436300 SH       SOLE                   436300
Blackrock 2004 Invest Qual Ter CI               09247j102      122    14700 SH       SOLE                    14700
Income Opportunities Fund 2000 CI               45333q105      261    26800 SH       SOLE                    26800
TCW/DW Term Tr 2002            CI               87234t101      331    34200 SH       SOLE                    34200
'S&P 500' Depository Receipts  COM              78462F103     2366 17270.00 SH       SOLE                 17270.00
'S&P Midcap 400' Depository Re COM              595635103      259  3300.00 SH       SOLE                  3300.00
3Com Corp.                     COM              885535104      263  9850.00 SH       SOLE                  9850.00
AT&T Liberty Media Group Cl A  COM              001957208     1079 29372.00 SH       SOLE                 29372.00
Abbott Labs                    COM              002824100     2151 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100      172 12500.00 SH       SOLE                 12500.00
Allied Signal Inc.             COM              019512102     2429 38550.00 SH       SOLE                 38550.00
American Express               COM              025816109      455  3500.00 SH       SOLE                  3500.00
American Home Products         COM              026609107     1710 29800.00 SH       SOLE                 29800.00
American Tel & Tel             COM              001957109      369  6605.00 SH       SOLE                  6605.00
Amgen, Inc                     COM              031162100     1827 30010.00 SH       SOLE                 30010.00
At Home Corp.                  COM              045919107      240  4452.05 SH       SOLE                  4452.05
Bankamerica Corp               COM              06605f102      697  9506.00 SH       SOLE                  9506.00
Bestfoods                      COM              08658u101      240  4840.00 SH       SOLE                  4840.00
Birmingham Steel Corp          COM              091250100       48 11400.00 SH       SOLE                 11400.00
Bristol Myers Squibb           COM              110122108     2991 42470.00 SH       SOLE                 42470.00
CBS Corp.                      COM              12490k107     1312 30125.00 SH       SOLE                 30125.00
Cadiz Inc.                     COM              127537108      647 68600.00 SH       SOLE                 68600.00
Chevron Corp                   COM              166751107      445  4680.00 SH       SOLE                  4680.00
Cisco Systems                  COM              17275r102     1984 30790.00 SH       SOLE                 30790.00
Citigroup Inc.                 COM              172967101      520 10950.00 SH       SOLE                 10950.00
Coca Cola                      COM              19123G9A6     3034 48942.00 SH       SOLE                 48942.00
Colgate Palmolive Co.          COM              194162103      601  6100.00 SH       SOLE                  6100.00
Comcast Corp Class A Special   COM              200300200     1036 26950.00 SH       SOLE                 26950.00
Compaq Computer Corp.          COM              204493100      628 26524.00 SH       SOLE                 26524.00
Dell Computer                  COM              247025109      374 10100.00 SH       SOLE                 10100.00
Enron Corp.                    COM              293561106      977 11950.00 SH       SOLE                 11950.00
Exxon Corp                     COM              302290101     1946 25232.00 SH       SOLE                 25232.00
Firstar Corp. New              COM              33763v109     1411 50400.00 SH       SOLE                 50400.00
GTE Corp                       COM              362320103      978 12950.00 SH       SOLE                 12950.00
General Electric Co            COM              369604103     4622 40900.00 SH       SOLE                 40900.00
Genzyme Corp                   COM              372917104      221  4550.00 SH       SOLE                  4550.00
Gillette Co.                   COM              375766102      446 10880.00 SH       SOLE                 10880.00
Home Depot                     COM              437076102     1588 24650.00 SH       SOLE                 24650.00
Intel Corp                     COM              458140100     1880 31600.00 SH       SOLE                 31600.00
Johnson & Johnson Inc          COM              478160104     2166 22100.00 SH       SOLE                 22100.00
Keystone Automotive            COM              49338n109      386 22200.00 SH       SOLE                 22200.00
Lousiana Pacific Corp          COM              546347105      524 21950.00 SH       SOLE                 21950.00
Lucent Technologies            COM              549463107     5562 82481.00 SH       SOLE                 82481.00
MCI Worldcom Inc.              COM              55268B106     4552 52894.00 SH       SOLE                 52894.00
Main Street & Main Inc. New    COM              560345308      173 50450.00 SH       SOLE                 50450.00
McDonalds Corp.                COM              580135101      280  6800.00 SH       SOLE                  6800.00
Media One Group                COM              912889201      402  5400.00 SH       SOLE                  5400.00
Medtronic Inc                  COM              585055106      705  9050.00 SH       SOLE                  9050.00
Merck & Co Inc                 COM              589331107     8250 112050.00SH       SOLE                112050.00
Merrill Lynch & Co., Inc.      COM              590188108      437  5500.00 SH       SOLE                  5500.00
Microsoft                      COM              594918104     1852 20530.00 SH       SOLE                 20530.00
Mobil Oil Corp                 COM              607059102      760  7692.00 SH       SOLE                  7692.00
Monsanto Co.                   COM              611662107      214  5400.00 SH       SOLE                  5400.00
Motorola Inc                   COM              620076109      626  6603.00 SH       SOLE                  6603.00
Office Depot                   COM              676220106      429 19450.00 SH       SOLE                 19450.00
Oracle Corporation             COM              68389x105     2141 57673.00 SH       SOLE                 57673.00
Peoplesoft, Inc.               COM              712713106      240 13900.00 SH       SOLE                 13900.00
Pfizer Inc.                    COM              717081103      785  7200.00 SH       SOLE                  7200.00
Proctor & Gamble               COM              742718109     2242 25123.00 SH       SOLE                 25123.00
Qwest Communications Intl. Inc COM              749121109     1047 31676.00 SH       SOLE                 31676.00
Royal Dutch Petroleum          COM              780257804      863 14320.00 SH       SOLE                 14320.00
Schering-Plough Corp           COM              806605101     3757 71556.00 SH       SOLE                 71556.00
Shaw Industries                COM              820286102      247 14100.00 SH       SOLE                 14100.00
Staples Inc.                   COM              855030102      457 14775.00 SH       SOLE                 14775.00
Star Telecommunication         COM              854923109      148 18900.00 SH       SOLE                 18900.00
Starbucks Corp.                COM              855244109      687 18290.00 SH       SOLE                 18290.00
Starwood Hotels & Resorts Worl COM              85590a203      395 12908.00 SH       SOLE                 12908.00
Texaco Inc                     COM              881694103      892 14300.00 SH       SOLE                 14300.00
Time Warner Inc.               COM              887315109      559  7700.00 SH       SOLE                  7700.00
Trinity Biotech                COM              896438108       18 10000.00 SH       SOLE                 10000.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1673 15300.00 SH       SOLE                 15300.00
US West, Inc.                  COM              91273h101      346  5888.00 SH       SOLE                  5888.00
Union Pacific Corp.            COM              907818108      802 13750.00 SH       SOLE                 13750.00
Unocal Corp                    COM              915289102      206  5200.00 SH       SOLE                  5200.00
Wal-Mart Stores Inc            COM              931142103      603 12500.00 SH       SOLE                 12500.00
Walt Disney Company            COM              254687106     1539 49945.00 SH       SOLE                 49945.00
Warner Lambert Co              COM              934488107      513  7416.00 SH       SOLE                  7416.00
Weirton Steel Corp.            COM              948774104       37 16000.00 SH       SOLE                 16000.00
Western Resources Inc.         COM              959425109      309 11600.00 SH       SOLE                 11600.00
Williams Cos. Inc.             COM              969457100      423  9932.00 SH       SOLE                  9932.00
Oracle LEAPs adj #1.5x ex. px. CALL             6839629a4     -202      -50 SH  CALL SOLE                      -50
Alliance Capital Mgmt LP       LTD              018548107      242  7500.00 SH       SOLE                  7500.00
Buckeye Partners LP            LTD              118230101     1066 38768.00 SH       SOLE                 38768.00
Leviathan Gas Pipeline Partner LTD              527367205      217  9200.00 SH       SOLE                  9200.00
Nvest LP                       LTD              67065f107      677 27500.00 SH       SOLE                 27500.00
Pimco Advisors Hldgs LP (new)  LTD              69338p102      428 14385.00 SH       SOLE                 14385.00
Berkshire Realty Company       REIT             084710102      489 42250.000SH       SOLE                42250.000
Equity Office PPty TR          REIT             294741103      436 17000.000SH       SOLE                17000.000
Equity Residential Properties  REIT             29476l107      352 7806.000 SH       SOLE                 7806.000
Meditrust Corp (Pair Certifica REIT             58501t306      268 20482.000SH       SOLE                20482.000
Nationwide Health Properties I REIT             638620104      308 16150.000SH       SOLE                16150.000
Spieker Properties, Inc.       REIT             848497103      622 16000.000SH       SOLE                16000.000
Wyndham Intl., Inc.            REIT             983101106      138 30683.334SH       SOLE                30683.334
TOTAL                                                      108,119

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